SHARE-BASED PAYMENTS - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocation of recognized period costs, capitalized amount	$ 1.2	$ 0.8
Hedging expense (recovery), recognized	$ 44.0	$ (13.2)
Number of shares (in shares)	11,892,268	13,446,114
Exercisable options, period	4 years
Share-based payments expense	$ (8.8)	$ 18.9
Number of days prior to incentive compensation, payable to executives	20 days
Vesting period	3 years
Shares vested and outstanding, granted under previous plans (in shares)	1,044,359	1,067,648
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average market share price	$ 34.77	$ 27.11
Weighted average market share price, granted (in dollars per share)ket Price, Granted During Period	$ 4.98	$ 4.23
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer matching contribution, matching, percentage	50.00%
Employer matching contribution, percent of employees' gross pay	3.00%
Restricted Share Unit Plan (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	33.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options, period	7 years
Year 1 | Performance Share Unit Plan (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Vesting period			16.00%
Year 2 | Performance Share Unit Plan (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Vesting period		33.00%
Year 3 | Performance Share Unit Plan (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting period	50.00%